Income Taxes Textual (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes Receivable	$ 11,800	$ 7,500
Deferred Tax Assets, Gross, Current	8,400	11,000
Deferred Tax Assets, Gross, Noncurrent	140,100	103,100
Deferred Tax Liabilities, Gross, Current	(3,500)	(2,400)
Deferred Tax Liabilities, Gross, Noncurrent	(244,500)	(197,400)
Deferred Tax Liabilities, Net, Noncurrent	$ 104,400	$ 94,338